CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Series A Convertible Preferred Stock	Series B Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Non- Controlling Interest	Total
Beginning Balance, Amount at Dec. 31, 2012		$ 14,750	$ 82,372	$ 8,131,305	$ (8,688,967)		$ (460,540)
Beginning Balance, Shares at Dec. 31, 2012	100	14,750,000	82,371,853
Sale of Common Stock, Amount			$ 22,085	1,552,457			1,574,542
Sale of Common Stock, Shares			22,084,567
Issuance of Warrants				1,355,990			1,355,990
Issuance of Common Stock for debt and interest expense, Amount			$ 35,280	2,548,900			2,584,180
Issuance of Common Stock for debt and interest expense, Shares			35,279,767
Issuance of Common Stock for services, Amount			$ 5,421	767,744			773,165
Issuance of Common Stock for services, Shares			5,420,741
Issuance of Common Stock for acquisition, Amount			$ 1,250	211,250			212,500
Issuance of Common Stock for acquisition, Shares			1,250,000
Issuance of Common Stock for deposits, Amount			$ 400	191,600			$ 192,000
Issuance of Common Stock for deposits, Shares			400,000
Short swing profit payment
Net Loss					(6,148,350)		$ (6,148,350)
Ending Balance, Amount at Dec. 31, 2013		$ 14,750	$ 146,808	14,759,246	(14,837,317)		83,487
Ending Balance, Shares at Dec. 31, 2013	100	14,750,000	146,806,928
Sale of Common Stock, Amount			$ 6,600	4,008,319			4,014,919
Sale of Common Stock, Shares			6,600,000
Issuance of Warrants				5,038,986			5,038,986
Issuance of Common Stock for debt and interest expense, Amount			$ 26,097	7,191,291			7,217,388
Issuance of Common Stock for debt and interest expense, Shares			26,097,816
Issuance of Common Stock for services, Amount			$ 6,973	3,707,580			3,714,553
Issuance of Common Stock for services, Shares			6,973,414
Proceeds from issuance of Common Stock from the exercise of warrants, Amount			$ 4,614	288,806			293,420
Proceeds from issuance of Common Stock from the exercise of warrants, Shares			4,613,362
Short swing profit payment				67,100			$ (67,100)
Common Stock retired, Amount			$ (740)	740
Common Stock retired, Shares			(740,000)
Issuance of Common Stock for the exercise of cashless warrants, Amount			$ 3,003	(3,003)
Issuance of Common Stock for the exercise of cashless warrants, Shares			3,003,335
Issuance of Common Stock for compensation, Amount			$ 4,178	1,937,182			$ 1,941,360
Issuance of Common Stock for compensation, Shares			4,178,037
Issuance of Preferred Stock for compensation, Amount		$ 750		1,085,537			1,086,287
Issuance of Preferred Stock for compensation, Shares		750,000
Non-controlling Share of Loss						$ (291,330)	(291,330)
Net Loss					(21,889,212)		(21,889,212)
Ending Balance, Amount at Dec. 31, 2014		$ 15,500	$ 197,533	$ 38,081,784	$ (36,726,529)	$ (291,330)	$ 1,276,958
Ending Balance, Shares at Dec. 31, 2014	100	15,500,000	197,532,892